Note 21 - Non-current assets and disposal groups classified as held for sale (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Non-current assets and disposal groups classified as held for sale Abstract
Percentage of sales price funded	73%
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	€ 23,853	€ 3,603	€ 3,369
Average sale time of assets from foreclosures or recoveries	between 2 and 3 years
Financed By Group Companies	€ 207	219	179
Profit Arising From The Sale Of Group Companies Financed Assets	1	1	18
Carrying amount [Member] | Foreclosures [Member] | Residential Use Member [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	1,924	2,326	2,415
Carrying amount [Member] | Foreclosures [Member] | Tertiary Use Member [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	491	574	486
Carrying amount [Member] | Foreclosures [Member] | Agricultural Use Member [Member]
Non current Assets Or Disposal Groups Classified As Held For Sale By Sector Line Items
Non Current Assets Or Disposal Groups Clasified As Held For Sale	€ 29	€ 41	€ 44